Goodwill - Summary of Changes in Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance of beginning of period	$ 150,752	$ 138,637
Assets held for sale		(3,685)
Foreign currency translation adjustment	(24,920)	15,800
Balance at end of period	125,832	150,752
Air
Goodwill [Roll Forward]
Balance of beginning of period	32,380	29,460
Assets held for sale		0
Foreign currency translation adjustment	(6,222)	2,920
Balance at end of period	26,158	32,380
Packages, Hotels and Other Travel Products
Goodwill [Roll Forward]
Balance of beginning of period	111,947	103,279
Assets held for sale		(3,685)
Foreign currency translation adjustment	(17,323)	12,353
Balance at end of period	94,624	111,947
Financial Services
Goodwill [Roll Forward]
Balance of beginning of period	6,425	5,898
Assets held for sale		0
Foreign currency translation adjustment	(1,375)	527
Balance at end of period	$ 5,050	$ 6,425